Guarantee liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Guarantee liabilities
Movement of guarantee liabilities
The movement of guarantee liabilities is as follows:

2018
RMB

Balance as of January 1	-
Fair value of guarantee liabilities upon the inception of new guarantees	119,672
Guarantee settled	(9,596)
Gains from guarantee liabilities	(2,462)

Balance as of December 31	107,614